Derivative Financial Instruments - Summary of Financial Liabilities Interest And Principal Cash Flow Maturities (Detail) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Suppliers	$ 14,538,008	$ 282,245,250,000		$ 264,056,358,000
Accounts and accrued expenses payable	$ 4,213,823	81,808,426,000		32,015,808,000
Leases		51,131,575,000		59,351,649,000	$ 63,184,128,000
Debt		1,853,421,785,000	$ 1,984,689	2,211,701,630,000
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		19.4143		20.5835
Japanese yen
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		0.1470		0.1789
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		23.3496		27.8834
UDI
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		7.646804		7.108233
Euro
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		20.7083		23.4086
Swiss francs
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		20.9791		22.5924
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Suppliers		282,245,250,000		264,056,358,000
Accounts and accrued expenses payable		81,808,426,000		32,015,808,000
Leases		51,131,575,000		59,351,648,000
Debt		2,091,463,996,000		2,249,695,894,000
Total		2,506,649,247,000		2,605,119,708,000
Total
Disclosure of detailed information about financial instruments [line items]
Suppliers		282,245,250,000		264,056,358,000
Accounts and accrued expenses payable		81,808,426,000		32,015,808,000
Leases		81,286,911,000		93,063,568,000
Debt		3,424,324,431,000		3,657,991,417,000
Total		3,869,665,018,000		4,047,127,151,000
Maturity Period One
Disclosure of detailed information about financial instruments [line items]
Suppliers		282,245,250,000		264,056,358,000
Accounts and accrued expenses payable		81,808,426,000		32,015,808,000
Leases		12,675,801,000		12,605,808,000
Debt		589,247,128,000		476,595,081,000
Total		965,976,605,000		785,273,055,000
Maturity Period Two
Disclosure of detailed information about financial instruments [line items]
Leases		9,520,188,000		9,419,274,000
Debt		364,516,602,000		345,041,866,000
Total		374,036,790,000		354,461,140,000
Maturity Period Three
Disclosure of detailed information about financial instruments [line items]
Leases		7,597,880,000		8,532,225,000
Debt		180,784,946,000		278,703,016,000
Total		188,382,826,000		287,235,241,000
Maturity Period Four
Disclosure of detailed information about financial instruments [line items]
Leases		6,872,446,000		7,607,774,000
Debt		248,156,834,000		188,640,855,000
Total		255,029,280,000		196,248,629,000
Maturity Period Five
Disclosure of detailed information about financial instruments [line items]
Leases		6,326,035,000		6,623,833,000
Debt		213,073,284,000		254,935,624,000
Total		219,399,319,000		261,559,457,000
Maturity Period After Year Five
Disclosure of detailed information about financial instruments [line items]
Leases		38,294,561,000		48,274,654,000
Debt		1,828,545,637,000		2,114,074,975,000
Total		$ 1,866,840,198,000		$ 2,162,349,629,000